As filed with the Securities and Exchange Commission on May 21, 2001

                                             1933 Act Registration No. 333-55424


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       [ ] Pre-Effective Amendment No.       [X] Post-Effective Amendment No. 1
                                      ----                                   ---

                          PAINEWEBBER INVESTMENT TRUST
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                              AMY R. DOBERMAN, ESQ.
                             Brinson Advisors, Inc.
               (formerly Mitchell Hutchins Asset Management Inc.)
                     1285 Avenue of the Americas, 18th Floor
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:

                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                              Washington D.C. 20036
                            Telephone: (202) 778-9000


It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Title of securities being registered: Class A, Class B, Class C and Class Y shares of beneficial interest in the series of the Registrant designated PaineWebber Tactical Allocation Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                          PAINEWEBBER INVESTMENT TRUST

                       CONTENTS OF REGISTRATION STATEMENT

           This Registration Statement contains the following papers and documents:

           o     Cover Sheet
           o     Contents of Registration Statement
           o     Part A - Prospectus/Proxy Statement*
           o     Part B - Statement of Additional Information*
           o     Part C - Other Information
           o     Signature Page
           o     Exhibits

* Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-55424, on February 12, 2001 and subsequently filed in definitive form pursuant to Rule 497.

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the Definitive Agreement and Plan of Reorganization and Termination (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of PaineWebber Balanced Fund, a series of PaineWebber Master Series, Inc., into PaineWebber Tactical Allocation Fund, a series of the Registrant.

                            PART C. OTHER INFORMATION
                            -------------------------


Item 15.  INDEMNIFICATION
          ---------------

            Section 4.2 of Article IV of the Registrant's Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            Section 4.3(a) of Article IV of the Registrant's Declaration of Trust provides that the appropriate series of the Registrant will indemnify its Trustees and officers to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by such Trustees and officers in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof. Additionally, Section 4.3(b) of Article IV provides that no such person shall be indemnified (i) where such person is liable to the Trust, a series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (ii) where such person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust, or a series thereof, or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in (ii) above resulting in a payment by a Trustee or officer, unless there has been a determination by the court of other body approving the settlement or other disposition or based upon a review of readily available facts by vote of a majority of the non-interested Trustees or written opinion of independent legal counsel, that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Section 4.3(b) of Article IV further provides that the rights of indemnification may be insured against by policies maintained by the Trust. Section 4.4 of Article IV provides that no Trustee shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

            Section 4.6 of Article IV provides that each Trustee, officer or employee of the Trust or a series thereof shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a series thereof, upon an opinion of counsel, or upon reports made to the Trust or a series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

            Section 9 of the Investment Advisory and Administration Contract ("Advisory Contract") between Brinson Advisors, Inc. ("Brinson Advisors") (formerly Mitchell Hutchins Asset Management Inc.) and the Trust provides that Brinson Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Brinson Advisors in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. The Advisory Contract also provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory Contract and that Brinson Advisors shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

            Section 9 of the Distribution Contract provides that the Trust will indemnify Brinson Advisors and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Brinson Advisors to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended ("1933 Act"). Section 9 of the Distribution Contract also provides that Brinson Advisors agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Brinson Advisors for use in the Registration Statement or arising out of an agreement between Brinson Advisors and any retail dealer, or arising out of supplementary literature or advertising used by Brinson Advisors in connection with the Distribution Contract.

            Section 10 of the Distribution Contract contains provisions similar to that of the section of the Advisory Contract limiting the liability of the Trust's trustees.

            Section 9 of the Dealer Agreement contains provisions similar to
Section 9 of the Distribution Contract with respect to UBS PaineWebber Inc. ("UBS PaineWebber") (formerly PaineWebber Incorporated).

            Insofar as indemnification for liabilities arising under the 1933 Act, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    EXHIBITS
            --------

(1)         Amended and Restated Declaration of Trust 1/
                                                      -
(2)         Restated By-Laws 1/
                             -
(3)         Copies of any voting trust agreement - none

(4) Agreement and Plan of Reorganization and Termination (filed herewith)

(5) Instruments defining the rights of the holders of Registrant's shares of beneficial interest 2/
                                          -
(6) Investment Advisory and Administration Contract applicable to PaineWebber Tactical Allocation Fund 3/
                                                 -
(7)         (a)     Distribution Contract 4/
                                          -
            (b)     Dealer Agreement 4/
                                     -

(8)         Bonus, profit sharing or pension plans - none

(9)         Custody Contract 1/
                             -
(10)        Plan pursuant to Rule 12b-1

            (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 5/
                                   -
            (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 5/
                                   -
            (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 5/
                                   -
            (d)     Multiple Class Plan pursuant to Rule 18f-3 4/
                                                               -
(11)        Opinion and consent of Counsel on legality of shares 6/
                                                                 -
(12)        Opinion and consent of Counsel on tax matters (filed herewith)

(13)        Transfer Agency Services and Shareholder Services Agreement 7/
                                                                        -
(14)        (a)     Auditors' consent 6/
                                      -
            (b)     Accountants' consent 6/
                                         -
(15)        Financial statements omitted from prospectus - none

(16)        Powers of Attorney 8/
                               -
(17)        Additional Exhibits - none
------------------------------

1/          Incorporated by reference from Post-Effective Amendment No. 22 to
-           the registration statement, SEC File No. 33-39659, filed on February
            27, 1998.

2/          Incorporated by reference from Articles IV, V, VI, VII, and X of
-           Registrant's Amended and Restated Declaration of Trust and from
            Articles II and XI of Registrant's Restated By-Laws.

3/          Incorporated by reference from Post-Effective Amendment No. 14 to
-           the registration statement, SEC File No. 33-39659, filed on December
            29, 1995.

4/          Incorporated by reference from Post-Effective Amendment No. 32 to
-           the registration statement,  SEC File No. 33-39659, filed on
            December 27, 2000.

5/          Incorporated by reference from Post-Effective Amendment No. 25 to
-           the registration statement, SEC File No. 33-39659, filed on November
            23, 1998.

6/          Previously filed in Registrant's N-14 registration statement, SEC
-           File No. 333-55424, filed February 12, 2001.

7/          Incorporated by reference from Post-Effective Amendment No. 23 to
-           the registration statement, SEC File No. 33-39659, filed on
            September 1, 1998.

8/          Incorporated by reference from Registrant's N-14 registration
-           statement, SEC File No. 333-55424, filed February 12, 2001.

Item 17.  UNDERTAKINGS
          ------------

            (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of May, 2001.

                                 PAINEWEBBER INVESTMENT TRUST


                                 By:      /s/ Keith A. Weller
                                          --------------------------------------
                                          Keith A. Weller
                                          Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                                      Date
---------                         -----                                      ----

/s/ Brian M. Storms               President and Trustee                      May 18, 2001
----------------------------      (Chief Executive Officer)
Brian M. Storms *

/s/ E. Garrett Bewkes, Jr.        Trustee and Chairman                       May 18, 2001
----------------------------      of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Margo N. Alexander            Trustee                                    May 18, 2001
----------------------------
Margo N. Alexander *

/s/ Richard Q. Armstrong          Trustee                                    May 18, 2001
----------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt               Trustee                                    May 18, 2001
----------------------------
Richard R. Burt *

/s/ Meyer Feldberg                Trustee                                    May 18, 2001
----------------------------
Meyer Feldberg *

/s/ George W. Gowen               Trustee                                    May 18, 2001
----------------------------
George W. Gowen *

/s/ Frederic V. Malek             Trustee                                    May 18, 2001
----------------------------
Frederic V. Malek *

/s/ Carl W. Schafer               Trustee                                    May 18, 2001
----------------------------
Carl W. Schafer *

/s/ Paul H. Schubert              Vice President and Treasurer (Chief        May 18, 2001
---------------------------       Financial and Accounting Officer)
Paul H. Schubert *

* Signatures affixed by Elinor W. Gammon pursuant to power of attorney dated February 9, 2001 and incorporated by reference from the Registration Statement on Form N-14 of PaineWebber Investment Trust, SEC File 333-55424, filed February 12, 2001.

                          PAINEWEBBER INVESTMENT TRUST

                                  EXHIBIT INDEX
                                  -------------

Exhibit
Number
------
(1)         Amended and Restated Declaration of Trust 1/
                                                      -
(2)         Restated By-Laws 1/
                             -
(3)         Copies of any voting trust agreement - none

(4) Agreement and Plan of Reorganization and Termination (filed herewith)

(5) Instruments defining the rights of the holders of Registrant's shares of beneficial interest 2/
                                          -
(6) Investment Advisory and Administration Contract applicable to PaineWebber Tactical Allocation Fund 3/
                                                 -
(7)         (a)     Distribution Contract 4/
                                          -
            (b)     Dealer Agreement 4/
                                     -

(8)         Bonus, profit sharing or pension plans - none

(9)         Custody Contract 1/
                             -
(10)        Plan pursuant to Rule 12b-1

            (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 5/
                                   -
            (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 5/
                                   -
            (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 5/
                                   -
            (d)     Multiple Class Plan pursuant to Rule 18f-3 4/
                                                               -
(11)        Opinion and consent of Counsel on legality of shares 6/
                                                                 -
(12)        Opinion and consent of Counsel on tax matters (filed herewith)

(13)        Transfer Agency Services and Shareholder Services Agreement 7/
                                                                        -
(14)        (a)     Auditors' consent 6/
                                      -
            (b)     Accountants' consent 6/
                                         -
(15)        Financial statements omitted from prospectus - none

(16)        Powers of Attorney 8/
                               -
(17)        Additional Exhibits - none
------------------------------

1/          Incorporated by reference from Post-Effective Amendment No. 22 to
-           the registration statement, SEC File No. 33-39659, filed on February
            27, 1998.

2/          Incorporated by reference from Articles IV, V, VI, VII, and X of
-           Registrant's Amended and Restated Declaration of Trust and from
            Articles II and XI of Registrant's Restated By-Laws.

3/          Incorporated by reference from Post-Effective Amendment No. 14 to
-           the registration statement, SEC File No. 33-39659, filed on December
            29, 1995.

4/          Incorporated by reference from Post-Effective Amendment No. 32 to
-           the registration statement,  SEC File No. 33-39659, filed on
            December 27, 2000.

5/          Incorporated by reference from Post-Effective Amendment No. 25 to
-           the registration statement, SEC File No. 33-39659, filed on November
            23, 1998.

6/          Previously filed in Registrant's N-14 registration statement, SEC
-           File No. 333-55424, filed February 12, 2001.

7/          Incorporated by reference from Post-Effective Amendment No. 23 to
-           the registration statement, SEC File No. 33-39659, filed on
            September 1, 1998.

8/          Incorporated by reference from Registrant's N-14 registration
-           statement, SEC File No. 333-55424, filed February 12, 2001.